INCOME TAX (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	$ 91,311,475	$ 60,617,681	$ 66,926,065
Expected income tax expense at statutory tax rate in PRC	22,827,868	15,154,420	16,731,517
Effect of different tax rates in various jurisdictions	2,709,028	897,861	417,565
Effect of preferential tax treatment	(5,027,460)	(5,993,792)	(6,551,269)
Effect of non-taxable income	(5,747,086)	(5,006,072)	(3,705,244)
Effect of additional deductible research and development expenses	(2,604,227)	(2,743,444)	(1,690,928)
Effect of non-deductible expenses	6,379,416	6,435,577	4,399,717
Under/(over) provision of income tax in previous years	0	(2,968,007)	(400,446)
Change in valuation allowance	2,075,069	2,232,838	0
Tax rate differential on deferred tax items	(2,192,962)	(699,417)	0
Withholding tax on dividend paid by subsidiary	1,381,485	1,248,355	0
Recognition of temporary difference not recognized in previous years	283,716	(286,776)	1,222,667
Others	(224,012)	(174,745)	(71,261)
Income tax expenses	$ 19,860,835	$ 8,096,798	$ 10,352,318